Convertible Redeemable Preferred Shares - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Apr. 16, 2020	Dec. 31, 2020	May 13, 2021
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued (in shares)			20,809,850
Price per share			$ 0.0001
Series A Preference Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued (in shares)	20,591,629
Price per share	$ 7.792
Issuance of ordinary shares	$ 160.5
Fair value loss		$ 80.0